Interest-bearing loans and borrowings - Terms and conditions of other notes (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 18, 2022	Sep. 02, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.00%
Borrowings	$ 5,549,789	$ 2,622,255	$ 930,713
Other Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	200,000	200,000
Borrowings	200,000	200,000
Other Notes | Book Value
Disclosure of detailed information about borrowings [line items]
Borrowings	203,287	202,620
Unsecured notes due 2026
Disclosure of detailed information about borrowings [line items]
Notional amount	200,000	200,000		$ 200,000	$ 200,000
Borrowings	$ 200,000	200,000
Unsecured notes due 2026 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.25%				6.25%
Unsecured notes due 2026 | Book Value
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 203,287	$ 202,620